CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Jun. 30, 2013
Current assets:
Cash and cash equivalents	$ 9,357,481	$ 260,576
Accounts receivable - trade	2,673,630	586,174
Due from affiliate		1,678
Other prepaid expenses	514,952	156,892
Total current assets	12,546,063	1,005,320
Oil and gas properties, full cost method:
Proved properties (including wells and related equipment and facilities)	127,502,430	33,828,079
Unproven properties	9,331,147
Office and other equipment	47,810	30,227
Oil and gas properties, and equipment, at cost	136,881,387	33,858,306
Less accumulated depreciation, depletion and amortization	24,860,672	19,134,081
Oil and gas properties, and equipment, net	112,020,715	14,724,225
Other assets:
Cash restricted under loan agreement	5,000,000
Deferred loan costs, net	3,405,663
Prepaid drilling costs	1,171,106
Acquisition costs - deposits		2,300,000
Total other assets	9,576,769	2,300,000
Total assets	134,143,547	18,029,545
Current liabilities:
Note payable to affiliate		2,000,000
Fair value of derivatives	5,949,967
Due to affiliates	597,253	2,000,000
Accounts payable and accrued expenses	3,744,190	1,331,609
Total current liabilities	10,291,410	31,196,719
Long-term liabilities
Long-term debt, net of discounts	87,721,907	0
Total long-term liabilities	87,721,907
Asset retirement obligation	5,623,110
Fair value of derivatives	38,325,396
Total Liabilities	141,961,823	31,196,719
Stockholders' equity (deficit):
Additional paid-in capital - preferred stock		11,810,119
Common stock - $.05 par value; authorized 120,000,000 shares; issued and outstanding 77,505,908 shares at March 31, 2014 and 77,360,908 shares at June 30, 2013	3,875,295	3,868,047
Additional paid-in capital - common Stock	63,730,455	56,910,545
Accumulated deficit	(90,916,389)	(85,757,066)
Total stockholders' equity	(7,819,264)	(13,167,174)
Total liabilities and stockholders' equity	134,143,547	18,029,545
WFEC | Revolver
Current liabilities:
Notes payable		20,865,110
WFEC | Term Loan
Current liabilities:
Notes payable		5,000,000
Series A Preferred Stock
Stockholders' equity (deficit):
Preferred stock		1,181
Additional paid-in capital - preferred stock		11,810,119
Series B Preferred Stock
Stockholders' equity (deficit):
Preferred stock	165
Additional paid-in capital - preferred stock	15,491,210
Series C Preferred Stock
Long-term liabilities
Redeemable preferred stock - Series C, authorized 98,751.823 shares; $0.01 stated value, voting, redeemable at $0.01; 98,751.823 shares issued and outstanding at March 31, 2014 and none at June 30, 2013	$ 988,000